Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 1,522	$ 1,005
Restricted bank deposits	216
Trade receivables (net of allowance for doubtful accounts of $191 and $148 at December 31, 2014 and 2013, respectively)	6,144	8,137
Other accounts receivable and prepaid expenses	490	819
Inventories	2,843	3,718
Total current assets	11,215	13,679
LONG-TERM ASSETS:
Restricted bank deposits	263	486
Other assets	35	35
Total long-term assets	298	521
PROPERTY, PLANT AND EQUIPMENT, NET	556	689
OTHER INTANGIBLE ASSETS, NET	70	176
GOODWILL	4,122	4,122
Total assets	16,261	19,187
CURRENT LIABILITIES:
Short-term loans	4,297	5,426
Current maturities of long-term loans	570	926
Trade payables	4,468	6,232
Employees and payroll accruals	389	433
Deferred revenues	621	665
Accrued expenses and other liabilities	236	406
Total current liabilities	10,581	14,088
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	190	1,146
Accrued severance pay	127	159
Deferred capital gain	66	91
Total long-term liabilities	383	1,396
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 80.00 nominal value: Authorized; 2,500,000 shares at December 31, 2014 and 2013; Issued and outstanding: 1,802,692 and 1,258,245 shares at December 31, 2014 and 2013, respectively	38,138	26,178
Additional paid-in capital	38,701	48,634
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(71,299)	(70,866)
Total shareholders' equity	5,297	3,703
Total liabilities and shareholders' equity	$ 16,261	$ 19,187